                                                                December 9, 1996

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for the Heritage Series Trust-Value Equity Fund ("the Fund") for the fiscal year ended October 31, 1996. For this period, the A and C shares of your Fund delivered total returns of +16.59% and +15.65%, respectively.(*) While these returns are higher than the long-term historical returns of the stock market they did trail the returns of the Standard and Poor's 500 Composite Stock Price Index and the S&P Barra Value Index, which returned 24.11% and 24.59%, respectively. The S&P Barra Value Index is a subset of the S&P 500 and is comprised of "value" stocks (as measured by price-to-book and price-to-earnings ratios) as opposed to "growth" stocks.

     The relative underperformance of your Fund as compared to the market indices occurred primarily in the period from April 30 and October 31 when your Fund's A shares gained 2.89%* versus gains of 9.09% and 7.19% for the S&P 500 Index and S&P Barra Value Index, respectively. In the letter that follows, Chris Bertelsen, the portfolio manager for your Fund, discusses the factors that significantly affected your Fund's performance over the most recent fiscal year as well as his thoughts on the market going forward. Mr. Bertelsen is Chief Investment Officer of Dreman Value Advisors, Inc., the investment subadvisor for your Fund. I hope you find his comments instructive as to how your Fund's investment portfolio is managed.

     On behalf of all of us at Heritage, thank you for our continuing investment in Heritage Series Trust-Value Equity Fund. If you have ever have any suggestions on how we could better serve you, please call us at 800-709-3863.

                                            Sincerely,

                                            /s/ Stephen G. Hill
                                            ----------------------------
                                            Stephen G. Hill
                                            President

(*) Calculated without the imposition of front-end or contingent deferred sales charges.

     Heritage Series Trust -- Value Equity Fund is a member of the Heritage Family of Mutual Funds. Other investment alternatives available to you from Heritage include Heritage Cash Trust, which consists of the Money Market and Municipal Money Market Funds, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, which consists of the Intermediate Government and High Yield Bond Funds and Heritage Series Trust, which consists of the Small Cap Stock, Growth Equity and Eagle International Equity Funds. We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these funds, please contact our account executive. Please read the Prospectus carefully before you invest in any of the funds.

                                                                December 9, 1996
Dear Fellow Shareholders:

     The Heritage Series Trust-Value Equity Fund remains committed to the major principles of value management as originally described by Ben Graham. It is our philosophy to seek out and purchase those companies that are out of favor with, or neglected by traditional managers. We firmly adhere to the "value" principles of owning companies with low price-to-earnings ratios and reasonable dividend yields, as well as requiring that our choices maintain a strong financial condition.

     In 1996, consumer decisions tended to reward those companies that were either large "comfortable" stocks or issues that generated high excitement levels. Many industries that possess, on average, above-market dividend yields and heavily discounted price-to-earnings ratios combined with quality balance sheets such as telephone, electric, utilities or automobile companies tended to lag the market. Although our investment performance has been less than the market returns, we feel that the excesses visible in areas such as initial public offerings and an increasingly narrow group of widely-owned, high-growth names may be addressed by the market and our portfolio which is loaded with out-of-favor, low-expectation companies may well be rewarded.

     For example, we feel that the oil and energy area, a sector in which we have made a strong commitment, remains as a pocket of undervaluation. We find that the above market yields and strong balance sheets are appealing in volatile periods. Although the re-entry of Iraq's oil into the world petroleum market may act as a temporary depressant to oil prices, the longer term dynamics of fast growing demand, particularly from the Pacific Rim countries should bode well for the dynamics of oil company profits.

     As we look toward 1997 we remain positive regarding the long-term trend for the U.S. economy. The substantial lead that the U.S. enjoys in the employment of technology and the efficiency of a restructured U.S. industrial base should keep the U.S. in a leadership position in this "information era."

     We expect that investor perceptions will gradually turn to recognize the smaller and medium-sized, lower volatility value stocks in the portfolio that have, to date, lagged their larger capitalization brethren.

     We extend our warmest Holiday greetings to all our investors and very best wishes for a prosperous New Year.

                                               Sincerely,

                                              /s/ CHRIS BERTELSEN
                                              ----------------------------------
                                               Chris Bertelsen
                                               Chief Investment Officer
                                               Dreman Value Advisors, Inc.

 Growth of a $10,000 Investment since inception of Heritage Series Trust-Value
                Equity Fund Class A Shares on December 30, 1994

                                                  S & P
                                                  Barra
                Value Equity     S & P 500        Value
                ------------     ---------        -----
   12/30/94        $ 9,525        $10,000        $10,000
    1/31/95        $ 9,645        $10,259        $10,271
    4/30/95        $10,591        $11,296        $11,325
    7/31/95        $11,671        $12,419        $12,329
   10/31/95        $11,998        $12,929        $12,667
    1/31/96        $13,223        $14,225        $14,110
    4/30/96        $13,595        $14,710        $14,724
    7/31/96        $12,733        $14,478        $14,245
   10/31/96        $13,989        $16,047        $15,782


  Growth of a $10,000 Investment since the initial offering of Heritage Series
            Trust-Value Equity Fund Class C Shares on April 3, 1995

                                                  S & P
                C Shares                          Barra
                Value Equity     S & P 500        Value
                ------------     ---------        -----
     4/3/95        $10,000        $10,000        $10,000
    4/30/95        $10,413        $10,294        $10,329
    7/31/95        $11,434        $11,317        $11,245
   10/31/95        $11,735        $11,782        $11,553
    1/31/96        $12,903        $12,963        $12,869
    4/30/96        $13,241        $13,405        $13,429
    7/31/96        $12,382        $13,193        $12,993
   10/31/96        $13,572        $14,623        $14,394

 (*)Average annual total returns for Heritage Series Trust-Value Equity Fund
    Class A Shares and Class C Shares are calculated in conformance with item 22 of Form N-1A, which assumes the reinvestment of dividends, a sales load of 4.75% for Class A Shares and a contingent deferred sales load (CDSL) of 1% for Class C Shares on redemptions made within one year of purchase.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                                                           MARKET
     SHARES                                                                                                 VALUE
-----------------                                                                                        -----------
COMMON STOCKS--93.5%(A)
   AEROSPACE--3.2%
            3,500   Boeing Company.....................................................................  $   333,812
            7,000   General Motors Corporation, Class "H"..............................................      373,625
            2,300   Raytheon Company...................................................................      113,275
                                                                                                         -----------
                                                                                                             820,712
                                                                                                         -----------
   ALUMINUM--1.6%
            7,000   Aluminum Company of America........................................................      410,375
                                                                                                         -----------
   AUTO/TRUCK MANUFACTURERS--1.9%
            4,300   Chrysler Corporation...............................................................      144,587
           11,000   Ford Motor Company.................................................................      343,750
                                                                                                         -----------
                                                                                                             488,337
                                                                                                         -----------
   BANKING--12.8%
            9,500   Banc One Corporation...............................................................      402,562
            3,000   Bank of Boston Corporation.........................................................      192,000
            4,000   Bankers Trust New York Corporation.................................................      338,000
            6,500   Chase Manhattan Corporation........................................................      557,375
            5,000   Citicorp...........................................................................      495,000
            8,000   First Chicago NBD Corporation......................................................      408,000
            1,500   First Union Corporation............................................................      109,125
            8,000   Fleet Financial Group, Inc. .......................................................      399,000
            1,800   Great Western Financial Corporation................................................       50,400
            1,500   NationsBank Corporation............................................................      141,375
            3,000   State Street Boston Corporation....................................................      190,125
                                                                                                         -----------
                                                                                                           3,282,962
                                                                                                         -----------
   BROADCASTING--1.9%
            7,000   General Instrument Corporation*....................................................      140,875
           29,000   Tele-Commmunications, Inc., Class "A"*.............................................      360,687
                                                                                                         -----------
                                                                                                             501,562
                                                                                                         -----------
   BUILDING--2.0%
            6,000   Illinois Tool Works, Inc. .........................................................      421,500
            5,000   Louisiana-Pacific Corporation......................................................      104,375
                                                                                                         -----------
                                                                                                             525,875
                                                                                                         -----------
   CHEMICALS--3.6%
            2,000   ARCO Chemical Company..............................................................       95,500
            5,000   E.I. du Pont de Nemours & Company..................................................      463,750
            7,000   Eastman Chemical Company...........................................................      369,250
                                                                                                         -----------
                                                                                                             928,500
                                                                                                         -----------
   CONGLOMERATES/DIVERSIFIED--1.0%
            2,000   United Technologies Corporation....................................................      257,500
                                                                                                         -----------
   DATA PROCESSING--1.1%
            3,500   Automatic Data Processing, Inc. ...................................................      145,687
            2,000   Seagate Technology, Inc.*..........................................................      133,500
                                                                                                         -----------
                                                                                                             279,187
                                                                                                         -----------
   ELECTRONICS/ELECTRIC--5.8%
            6,000   Honeywell, Inc. ...................................................................      372,750
            4,000   Motorola, Inc. ....................................................................      184,000
            3,000   Nokia Corporation, Sponsored ADR, Class "A"........................................      139,125
            3,000   Philips Electronics N.V., NY Shares, ADR...........................................      105,750
           40,000   Westinghouse Electric Corporation..................................................      685,000
                                                                                                         -----------
                                                                                                           1,486,625
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
     SHARES                                                                                                 VALUE
-----------------                                                                                        -----------
   FINANCE--4.7%
              500   Federal Home Loan Mortgage Corporation.............................................  $    50,500
           12,000   Federal National Mortgage Association..............................................      469,500
            3,000   Student Loan Corporation...........................................................      102,000
            7,000   Student Loan Marketing Association.................................................      579,250
                                                                                                         -----------
                                                                                                           1,201,250
                                                                                                         -----------
   FOOD--0.7%
            2,900   Castle & Cooke, Inc.*..............................................................       44,587
            2,000   Chiquita Brands International, Inc. ...............................................       25,000
            3,000   Quaker Oats Company................................................................      106,500
                                                                                                         -----------
                                                                                                             176,087
                                                                                                         -----------
   HEALTH CARE CENTERS--1.0%
           12,000   Tenet Healthcare Corporation*......................................................      250,500
                                                                                                         -----------
   HOUSEHOLD PRODUCTS--0.4%
            4,500   Sunbeam Corporation................................................................      110,813
                                                                                                         -----------
   INSURANCE--4.3%
            6,000   Allstate Corporation...............................................................      336,750
            2,000   American International Group, Inc. ................................................      217,250
           10,000   Humana, Inc.*......................................................................      182,500
           12,000   Travelers/Aetna Property Casualty Corporation......................................      360,000
                                                                                                         -----------
                                                                                                           1,096,500
                                                                                                         -----------
   LEATHER/SHOES--0.5%
           12,000   R.G. Barry Corporation*............................................................      133,500
                                                                                                         -----------
   LEISURE/AMUSEMENT--0.3%
            1,000   Eastman Kodak Company .............................................................       79,750
                                                                                                         -----------
   MACHINERY--2.2%
            3,000   Caterpillar, Inc. .................................................................      205,875
            3,000   Deere & Company....................................................................      125,250
            2,500   Harnischfeger Industries, Inc. ....................................................      100,000
            2,500   Tecumseh Products Company, Class "A"...............................................      140,625
                                                                                                         -----------
                                                                                                             571,750
                                                                                                         -----------
   MEDICAL EQUIPMENT/SUPPLY--1.3%
           10,000   C.R. Bard, Inc. ...................................................................      282,500
            2,000   West Company, Inc. ................................................................       53,750
                                                                                                         -----------
                                                                                                             336,250
                                                                                                         -----------
   OFFICE EQUIPMENT--2.5%
            5,000   Office Depot, Inc.*................................................................       98,125
            9,000   Pitney-Bowes, Inc. ................................................................      502,875
            1,500   Wallace Computer Services, Inc. ...................................................       44,063
                                                                                                         -----------
                                                                                                             645,063
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
     SHARES                                                                                                 VALUE
-----------------                                                                                        -----------
   OIL & GAS--16.1%
            1,000   Amoco Corporation..................................................................  $    75,750
            2,000   Apache Corporation.................................................................       71,000
            1,800   Atlantic Richfield Company.........................................................      238,500
            4,600   British Petroleum Company, PLC, Sponsored ADR......................................      591,675
            6,000   Chevron Corporation................................................................      394,500
            5,800   Exxon Corporation..................................................................      514,025
            6,500   Halliburton Company................................................................      368,063
            5,100   Mobil Corporation..................................................................      595,425
            1,500   Royal Dutch Petroleum Company, NY Shares, ADR......................................      248,063
            3,900   Schlumberger, Ltd. ................................................................      386,588
            3,000   Shell Transport & Trading Company, ADR.............................................      294,000
            2,500   Texaco, Inc. ......................................................................      254,061
            4,000   YPF Sociedad Anonima, Sponsored ADR................................................       91,000
                                                                                                         -----------
                                                                                                           4,122,650
                                                                                                         -----------
   PAPER/PRODUCTS--1.9%
            6,000   Champion International Corporation.................................................      261,000
            3,000   Georgia-Pacific Corporation*.......................................................      225,000
                                                                                                         -----------
                                                                                                             486,000
                                                                                                         -----------
   PHARMACEUTICAL--1.7%
           14,000   Glaxo Wellcome, PLC, Sponsored ADR.................................................      441,000
                                                                                                         -----------
   PUBLISHING--2.1%
            6,000   Dun & Bradstreet Corporation.......................................................      347,250
            2,500   Tribune Company....................................................................      204,375
                                                                                                         -----------
                                                                                                             551,625
                                                                                                         -----------
   RAILROADS--0.5%
            4,000   Illinois Central Corporation.......................................................      129,500
                                                                                                         -----------
   RETAIL STORES--2.4%
            6,000   J.C. Penney Company, Inc. .........................................................      315,000
           20,000   Kmart Corporation..................................................................      195,000
            3,000   Nordstrom, Inc. ...................................................................      108,188
                                                                                                         -----------
                                                                                                             618,188
                                                                                                         -----------
   SECURITIES--1.4%
            6,000   Legg Mason, Inc. ..................................................................      193,500
            3,400   Salomon, Inc. .....................................................................      153,425
                                                                                                         -----------
                                                                                                             346,925
                                                                                                         -----------
   SERVICES--0.4%
            5,000   Olsten Corporation.................................................................      100,000
                                                                                                         -----------
   TELECOMMUNICATIONS--3.1%
            3,000   AT&T Corporation...................................................................      104,625
            7,000   BellSouth Corporation..............................................................      285,250
            2,000   GTE Corporation....................................................................       84,250
              972   Lucent Technologies, Inc. .........................................................       45,684
            7,000   QUALCOMM, Inc.* ...................................................................      278,250
                                                                                                         -----------
                                                                                                             798,059
                                                                                                         -----------
   TOBACCO--4.2%
            3,000   American Brands, Inc. .............................................................      143,250
            4,500   Philip Morris Companies, Inc. .....................................................      416,813
           60,000   RJR Nabisco Holdings Corporation...................................................      337,500
            6,000   UST, Inc. .........................................................................      173,250
                                                                                                         -----------
                                                                                                           1,070,813
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
     SHARES                                                                                                 VALUE
-----------------                                                                                        -----------
   TRANSPORTATION--1.9%
            8,000   Comair Holdings, Inc. .............................................................  $   161,000
            4,000   Federal Express Corporation*.......................................................      322,000
                                                                                                         -----------
                                                                                                             483,000
                                                                                                         -----------
   UTILITIES-ELECTRIC--2.4%
            1,600   Duke Power Company.................................................................       78,200
           17,500   Southern Company...................................................................      387,188
            6,000   Teco Energy, Inc. .................................................................      147,750
                                                                                                         -----------
                                                                                                             613,138
                                                                                                         -----------
   UTILITIES-GAS--2.6%
            7,500   Burlington Resources, Inc. ........................................................      377,813
            6,000   Enron Corporation..................................................................      279,000
                                                                                                         -----------
                                                                                                             656,813
                                                                                                         -----------
Total common stocks (cost $21,938,452).................................................................   24,000,809
                                                                                                         -----------
REPURCHASE AGREEMENT--4.8%(A)
Repurchase agreement with State Street Bank and Trust Company, dated October 31, 1996, @ 5.45%, to be repurchased at $1,235,187 on November 1, 1996, (collateralized by $1,250,438 United States Treasury
Notes, 8.5%, due February 15, 2020 with a market value of $1,269,174, including interest) (cost
$1,235,000)...........................................................................................    1,235,000
                                                                                                        -----------
TOTAL INVESTMENT PORTFOLIO (cost $23,173,452)(b), 98.3%(a)............................................   25,235,809
OTHER ASSETS AND LIABILITIES, 1.7%(a).................................................................      437,938
                                                                                                        -----------
NET ASSETS, 100.0%....................................................................................  $25,673,747
                                                                                                         ==========

------------------

  *   Not an income-producing security.
 (a)  Percentages indicated are based on net assets.
 (b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $2,062,357, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $2,378,196 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $315,839.

 ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996
--------------------------------------------------------------------------------

Assets
-----
Investments, at market value (identified cost $23,173,452) (Note 1)......................                 $25,235,809
Cash.....................................................................................                       1,883
Receivables:
  Investments sold.......................................................................                     851,959
  Fund shares sold.......................................................................                      34,367
  Dividends and interest.................................................................                      54,499
Deferred organization expenses (Note 1)..................................................                      33,573
Deferred state registration expenses (Note 1)............................................                       9,671
Prepaid insurance........................................................................                       1,353
                                                                                                          -----------
        Total assets.....................................................................                  26,223,114
Liabilities
--------
Payables (Note 4):
  Investments purchased..................................................................  $  410,256
  Fund shares redeemed...................................................................      31,244
  Accrued management fee.................................................................      46,967
  Accrued distribution fee...............................................................      11,352
  Other accrued expenses.................................................................      49,548
                                                                                           ----------
        Total liabilities................................................................                     549,367
                                                                                                          -----------
Net assets, at market value..............................................................                 $25,673,747
                                                                                                           ==========
Net Assets
---------
Net assets consist of:
  Paid-in capital (Note 1)...............................................................                 $21,858,178
  Undistributed net investment income (Note 1)...........................................                     102,173
  Accumulated net realized gain (Note 1).................................................                   1,651,039
  Net unrealized appreciation on investments.............................................                   2,062,357
                                                                                                          -----------
Net assets, at market value..............................................................                 $25,673,747
                                                                                                           ==========
Class A Shares
-------------
Net asset value and redemption price per share ($15,407,908 divided by 760,289 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2).........................                      $20.27
                                                                                                                -----
                                                                                                                -----
Maximum offering price per share (100/95.25 of $20.27)...................................                      $21.28
                                                                                                                -----
                                                                                                                -----
Class C Shares
------------
Net asset value and offering price per share ($10,265,839 divided by 511,695 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2).........................                      $20.06
                                                                                                                -----
                                                                                                                -----

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

Investment Income
----------------
Income:
  Dividends.................................................................................               $  505,575
  Interest..................................................................................                   63,210
                                                                                                           ----------
        Total income........................................................................                  568,785
Expenses (Notes 1 and 4):
  Management fee............................................................................  $168,020
  Distribution fee (Class A Shares).........................................................    36,710
  Distribution fee (Class C Shares).........................................................    77,187
  Custodian/Fund accounting fees............................................................    59,115
  Professional fees.........................................................................    58,485
  Amortization of state registration expenses...............................................    31,629
  Shareholder servicing fee.................................................................    20,585
  Reports to shareholders...................................................................    19,902
  Trustees' fees and expenses...............................................................    14,620
  Amortization of organization expenses.....................................................    10,602
  Insurance.................................................................................     3,588
  Federal registration fee..................................................................     2,144
  Other.....................................................................................     1,071
                                                                                              --------
        Total expenses before waiver........................................................   503,658
        Fees waived by the Manager (Note 4).................................................   (76,062)
                                                                                              --------
                                                                                                              427,596
                                                                                                           ----------
Net investment income.......................................................................                  141,189
                                                                                                           ----------
Realized and Unrealized Gain on Investments
---------------------------------------
Net realized gain from investment transactions..............................................                1,660,050
Net increase in unrealized appreciation of investments during the year......................                1,267,164
                                                                                                           ----------
        Net gain on investments.............................................................                2,927,214
                                                                                                           ----------
Net increase in net assets resulting from operations........................................               $3,068,403
                                                                                                            =========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               FOR THE PERIOD
                                                                      FOR THE YEAR            DECEMBER 30, 1994
                                                                         ENDED          (COMMENCEMENT OF OPERATIONS)
                                                                    OCTOBER 31, 1996         TO OCTOBER 31, 1995
                                                                   ------------------   -----------------------------
Increase in net assets:
Operations:
  Net investment income..........................................     $    141,189               $    56,475
  Net realized gain from investment transactions.................        1,660,050                   536,111
  Net increase in unrealized appreciation of investments during
    the period...................................................        1,267,164                   795,193
                                                                   ------------------           ------------
  Net increase in net assets resulting from operations...........        3,068,403                 1,387,779
Distribution to shareholders from:
  Net investment income Class A Shares, ($.11 per share).........          (76,650)                       --
  Net investment income Class C Shares, ($.07 per share).........          (18,841)                       --
  Net realized gains Class A Shares, ($.55 per share)............         (387,181)                       --
  Net realized gains Class C Shares, ($.55 per share)............         (157,941)                       --
Increase in net assets from Fund share transactions (Note 2).....        7,075,151                14,482,027
                                                                   ------------------           ------------
Increase in net assets...........................................        9,502,941                15,869,806
Net assets, beginning of period..................................       16,170,806                   301,000
                                                                   ------------------           ------------
Net assets, end of period (including undistributed net investment
  income of $102,173 and $56,475, respectively)..................     $ 25,673,747               $16,170,806
                                                                   ==================   =============================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 CLASS A SHARES*      CLASS C SHARES*
                                                                                 FOR THE PERIODS       FOR THE PERIODS
                                                                                      ENDED                 ENDED
                                                                                   OCTOBER 31,           OCTOBER 31,
                                                                                -----------------     -----------------
                                                                                 1996      1995+       1996      1995++
                                                                                ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF THE PERIOD......................................  $18.00     $14.29     $17.92     $15.27
                                                                                ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)....................................................     .17        .08        .02        .01
  Net realized and unrealized gain on investments.............................    2.76       3.63       2.74       2.64
                                                                                ------     ------     ------     ------
Total from investment operations..............................................    2.93       3.71       2.76       2.65
                                                                                ------     ------     ------     ------
LESS DISTRIBUTIONS:
  Dividends from net investment income........................................    (.11)        --       (.07)       --
  Distributions from net realized gains.......................................    (.55)        --       (.55)       --
                                                                                ------     ------     ------     ------
Total Distributions...........................................................    (.66)        --       (.62)       --
                                                                                ------     ------     ------     ------
NET ASSET VALUE, END OF THE PERIOD............................................  $20.27     $18.00     $20.06     $17.92
                                                                                ======     ======     ======     ======
TOTAL RETURN (%)(D)...........................................................   16.59      25.96(c)   15.65      17.35 (c)
RATIOS (%)/AND SUPPLEMENTAL DATA:
  Ratio of operating expenses, net to average daily net assets(a).............    1.65       1.65(b)    2.40       2.40 (b)
  Ratio of net investment income to average daily net assets..................     .89       1.05(b)     .13        .28 (b)
  Portfolio turnover rate.....................................................     129         82(b)     129         82 (b)
  Average commission rate on portfolio transactions...........................  $.0550         --     $.0550         --
  Net assets, end of period ($ millions)......................................      15         12         10          4

---------------

 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since the use of the undistributed income method does not correspond with results of operations.
 + For the period December 30, 1994 (commencement of operations) to October 31, 1995.
++ For the period April 3, 1995 (commencement of Class C Shares) to October 31, 1995.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.07 and $.13 per Class A Share, respectively. The operating expense ratios including such items would have been 1.99% and 3.49% (annualized) for Class A Shares, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.07 and $.13 per Class C Share, respectively. The operating expense ratio including such items would have been 2.74% and 4.24% (annualized) for Class C Shares.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in four series, the Value Equity Fund (the "Fund"), the Small Cap Stock Fund, the Growth Equity Fund and the Eagle International Equity Portfolio. The Fund primarily seeks long-term capital appreciation and, secondarily, seeks current income. The Fund currently offers Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The financial statements for the Small Cap Fund, Growth Equity Fund and Eagle International Equity Portfolio are presented separately. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at cost which, when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Net Realized Gains. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At October 31, 1996, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A Shares of the Fund during the year ended October 31, 1996 and from December 30, 1994 (commencement of operations) to October 31, 1995 were as follows:

                                                                                                      FOR THE PERIOD
                                                                                                     DECEMBER 30, 1994
                                                                         FOR THE YEAR                (COMMENCEMENT OF
                                                                            ENDED                     OPERATIONS) TO
                                                                       OCTOBER 31, 1996              OCTOBER 31, 1995
                                                                   ------------------------       -----------------------
                             CLASS A SHARES                         SHARES        AMOUNT          SHARES        AMOUNT
        ---------------------------------------------------------  --------     -----------       -------     -----------
        Shares sold..............................................   267,317     $ 5,100,504       692,734     $11,278,811
        Shares issued on reinvestment of distributions...........    23,052         430,843            --              --
        Shares redeemed..........................................  (192,041)     (3,697,351)      (51,837)       (885,977)
                                                                   --------     -----------       -------     -----------
        Net increase.............................................    98,328     $ 1,833,996       640,897     $10,392,834
                                                                                 ==========                    ==========
        Shares outstanding:
          Beginning of period....................................   661,961                        21,064
                                                                   --------                       -------
          End of period..........................................   760,289                       661,961
                                                                   ========                       =======

       Transactions in Class C Shares of the Fund during the year ended October 31, 1996 and from April 3, 1995 (commencement of Class C Shares) to October 31, 1995 were as follows:

                                                                                                      FOR THE PERIOD
                                                                                                       APRIL 3, 1995
                                                                         FOR THE YEAR                (COMMENCEMENT OF
                                                                             ENDED                  CLASS C SHARES) TO
                                                                       OCTOBER 31, 1996              OCTOBER 31, 1995
                                                                    -----------------------       -----------------------
                              CLASS C SHARES                        SHARES        AMOUNT          SHARES        AMOUNT
        ----------------------------------------------------------  -------     -----------       -------     -----------
        Shares sold...............................................  307,936     $ 5,887,055       238,487     $ 4,109,350
        Shares issued on reinvestment of distributions............    9,456         176,072            --              --
        Shares redeemed...........................................  (43,021)       (821,972)       (1,163)        (20,157)
                                                                    -------     -----------       -------     -----------
        Net increase..............................................  274,371     $ 5,241,155       237,324     $ 4,089,193
                                                                                 ==========                    ==========
        Shares outstanding:
          Beginning of period.....................................  237,324                            --
                                                                    -------                       -------
          End of period...........................................  511,695                       237,324
                                                                    =======                       =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the year ended October 31, 1996, purchases and sales of investment securities (excluding repurchase agreements and short term obligations) aggregated $33,102,787 and $27,089,889, respectively. Agency brokerage commissions for the same period aggregated $71,566, of which $60 was paid to Raymond James & Associates, Inc.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of .75% of the Fund's average daily net assets, computed daily and payable monthly. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. Currently, the Manager has voluntarily agreed to waive its fee and, if necessary reimburse the Fund to the extent that Fund operating expenses exceed 1.65% for Class A Shares (2.40% for Class C Shares effective April 3, 1995) on an annual basis of the Fund's average daily net assets attributable to each class of shares. Management fees of $76,062 were waived for the year ended October 31, 1996. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 1998, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fees waived of $115,974 for the year ended October 31, 1995, if total Fund expenses fall below the annual expense limitations before the end of the year ending October 31, 1997.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Portfolio. The amount payable to the Manager for such expenses as of October 31, 1996 was $5,600. In addition, the Manager performs Fund Accounting services and charged $30,208 during the current year of which $9,507 was payable as of October 31, 1996.

        The Manager has entered into an agreement with Eagle Asset Management, Inc. ("Eagle") to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager with respect to the assets allocated to Eagle, without regard to any reduction due to the imposition of expense limitations.

        As of May 24, 1996, pursuant to a shareholders vote, the Manager entered into an agreement with Dreman Value Advisors, Inc., ("Dreman") as an additional subadviser, to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .35% of the Fund's average daily net assets with respect to the assets allocated to Dreman. If, however, Heritage's fee is reduced due to the imposition of asset level breakpoints, Dreman's fee will be reduced proportionately, provided that in no event will such fee be reduced below .35% on the first $50 million of the Fund's average daily net assets. Since June 1, 1996, all the assets of the Fund were allocated to Dreman.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $105,773 in front end sales charges and $3,263 in contingent deferred sales charges for the twelve months ended October 31, 1996. From these fees, the Distributor paid commissions to salespersons and incurred other distribution costs.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee pursuant to the Class A Distribution Plan of up to 0.35% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets. Under the Class C Distribution Plan the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. The Distributor may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker/dealer at the time of purchase. Such fees are accrued daily and payable monthly. During the year ended October 31, 1996, $36,710 and $77,187 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, Eagle, and the Distributor are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies which are also advised by the Manager (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an interested person of the Manager receives an annual fee of $8,000, an additional fee of $2,000 for each combined quarterly meeting of the Heritage funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 5: SHAREHOLDERS MEETING (UNAUDITED): On May 24, 1996, a Special Meeting of Shareholders was held. The results of that meeting on the following item was as follows:

                                                                                                  SHARES
                                                                                   -------------------------------------
                                                                                                               WITHHELD
                                                                                       FOR        AGAINST     AUTHORITY
                                                                                   -----------   ----------   ----------
        Approval of the Subadvisory Agreement between Heritage Asset Management,
        Inc. and Dreman Value Advisors, Inc......................................  588,124.098   19,989.757   40,043.613

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Series Trust-Value Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Series Trust-Value Equity Fund (the "Fund") at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above. The financial statements of the Fund for the year ended October 31, 1995, including the financial highlights for each of the periods indicated, were audited by other independent accountants whose report dated December 22, 1995 expressed an unqualified opinion on those statements.

/s/ Price Waterhouse LLP
---------------------------------------------------------
PRICE WATERHOUSE LLP
Tampa, Florida

December 16, 1996

--------------------------------------------------------------------------------
                         1996 FEDERAL INCOME TAX NOTICE
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     During the year ended October 31, 1996, 38% of the income dividends qualified for the dividend received deduction available to corporations.

(LOGO) Heritage SERIES TRUST(TM)

VALUE EQUITY FUND
A MUTUAL FUND
SEEKING LONG-TERM
CAPITAL APPRECIATION

ANNUAL REPORT
and Investment Performance
Review for the Year Ended

OCTOBER 31, 1996

A member of the
Heritage Family of Mutual Funds(TM)

     Heritage Series Trust-Value Equity Fund
     P.O. Box 33022
     St. Petersburg, FL 33733
     --------------------------------------------

     Address Change Requested

     This report is for the information of shareholders of Heritage Series Trust-Value Equity Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

     5M 12/96 (Recycle LOGO) Printed on recycled paper